Schedule of Concentration Risk (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Customer A Advertising And Marketing [Member]
Concentration Risk [Line Items]
Concentration risk percent	23.00%		31.00%
Customer B Advertising And Marketing [Member]
Concentration Risk [Line Items]
Concentration risk percent		[1]	13.00%

[1]	：less than 10%